CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 38,470	$ 38,794
Investment in securities - current (Note 8)		7,950
Accounts receivable - net (Note 6)	227	199
Prepaid expenses	54	60
Restricted cash (Note 5)	313	313
Other current assets (Note 7)	143	510
Total Current Assets	39,207	47,826
INVESTMENT IN SECURITIES - NONCURRENT (Note 8)	5,777	2,371
PROPERTY, PLANT AND EQUIPMENT, NET (Note 18)	111	103
INTANGIBLE ASSETS - NET (Note 18)	13	19
OTHER ASSETS
Refundable deposits	193	192
Prepaid licensing and royalty fees (Note 3)	24	177
Right-of-use assets (Note 9 and 18)	944	1,306
Other (Note 12)	228	142
TOTAL ASSETS	46,497	52,136
CURRENT LIABILITIES
Accounts payable	44	53
Accrued expenses (Note 10)	1,182	1,151
Deferred revenue (Note 11)	573	817
Other current liabilities (Notes 9 and 17)	665	616
Total Current Liabilities	2,464	2,637
NONCURRENT LIABILITIES
Lease liabilities (Note 9)	495	893
Total Liabilities	2,959	3,530
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Note 13)
Ordinary shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2023 and 2022	308,752	308,752
Accumulated deficit	(241,830)	(238,431)
Accumulated other comprehensive loss (Note 14)	(23,384)	(21,715)
Total GigaMedia Shareholders’ Equity	43,538	48,606
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 46,497	$ 52,136